Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities

Fair Value Measurements at reporting date using
	June 30, 2016	Quoted Price in active Markets for identical assets (level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
	$	$	$	$
Assets
Restricted cash	-	-	-	-
Cash and cash equivalents	3,557	3,557	-	-

Fair Value Measurements at reporting date using
	December 31, 2015	Quoted Price in active Markets for identical assets (level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
	$	$	$	$
Assets
Restricted cash	-	-	-	-
Cash and cash equivalents	173	173	-	-